Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit		$ 132,495,000		$ 109,230,000
Other financial liabilities		198,000		22,000
Short-term borrowings and other financial liabilities		132,693,000		109,252,000
Short Term Borrowings Due To Related Parties Current		5,357,000		19,052,000
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties		$ 138,050,000		$ 128,304,000
Lines of credit weighted average interest rate		5.09%	6.38%	6.38%
Other commercial bank agreements, amounts available		$ 247,735,000		$ 222,888,000
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 400,000,000	$ 99,946,000
commercial paper				1,086,800,000
Commercial paper Euro | €			€ 1,000,000,000
Cash management system				$ 48,277,000
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	15,786,000
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	$ 1,633,000